Business Risk And Liquidity	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Business Risk And Liquidity [Text Block]
3.	Business Risk and Liquidity

The Company is subject to several categories of risk associated with its operating activities. Natural gas and oil exploration and production is a speculative business and involves a high degree of risk. Among the factors that have a direct bearing on the Company’s financial information are uncertainties inherent in estimating natural gas and oil reserves, future hydrocarbon production and cash flows, particularly with respect to wells that have not been fully tested and with wells having limited production histories; access and cost of services and equipment; and the presence of competitors with greater financial resources and capacity.

2.	Business Risk and Liquidity

The Company is subject to several categories of risk associated with its operating activities. Natural gas and oil exploration and production is a speculative business and involves a high degree of risk. Among the factors that have a direct bearing on the Company’s financial information are uncertainties inherent in estimating natural gas and oil reserves, future hydrocarbon production and cash flows, particularly with respect to wells that have not been fully tested and with wells having limited production histories; access and cost of services and equipment; and the presence of competitors with greater financial resources and capacity.